Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
DSS holding
Net loss		$ (19,993)			$ (72,513,838)	$ (31,336,615)	$ 23,821,237
Unrealized (loss) gain on cash flow hedges					(1,742,756)	1,608,441	5,816,646
Other comprehensive (loss) income					(1,742,756)	1,608,441	5,816,646
Comprehensive loss					(74,256,594)	(29,728,174)	29,637,883
Less: comprehensive income (loss) attributable to noncontrolling interest					(134,987)	(776,252)	138,103
Comprehensive loss attributable to Diamond S Shipping Inc.					$ (74,121,607)	$ (28,951,922)	$ 29,499,780
Diamond S Shipping
Net loss	$ (8,577,000)	(19,993,000)	$ (9,397,000)	$ (34,056,000)
Unrealized (loss) gain on cash flow hedges	(1,882,000)	319,000	(2,978,000)	1,675,000
Other comprehensive (loss) income	(1,882,000)	319,000	(2,978,000)	1,675,000
Comprehensive loss	(10,459,000)	(19,674,000)	(12,375,000)	(32,381,000)
Less: comprehensive income (loss) attributable to noncontrolling interest	(74,000)	(417,000)	132,000	(753,000)
Comprehensive loss attributable to Diamond S Shipping Inc.	$ (10,385,000)	$ (19,257,000)	$ (12,507,000)	$ (31,628,000)